Employee costs and share plans for employees (Tables)	12 Months Ended
Dec. 31, 2018
Share plans
Schedules of employee numbers

	2018	2017	2016
Employees
UK	7,200	6,900	7,000
Continental Europe	14,800	14,500	14,700
The Americas	16,700	16,300	17,800
Asia, Africa & Australasia	24,500	22,300	22,000
Continuing operations	63,200	60,000	61,500

Schedule of employee costs

	2018	2017	2016
	$m	$m	$m
Salaries	5,370	5,004	4,664
Social security costs	626	570	584
Pension costs	469	378	426
Other employment costs	505	534	610
Total	6,970	6,486	6,284

AstraZeneca 2014 Performance Share Plan
Share plans
Schedule of shares awarded

	Shares	WAFV	[1]	WAFV	[1]
	ʼ000	pence		$
Shares awarded in March 2016	2,673	1962		28.19
Shares awarded in May 2016	24	1935		28.64
Shares awarded in August 2016	67	2536		33.58
Shares awarded in March 2017	2,359	2440		30.88
Shares awarded in May 2017	10	2607		34.20
Shares awarded in August 2017	44	2234		29.11
Shares awarded in March 2018	3,400	2427		34.62
Shares awarded in May 2018	18	2651		36.42
Shares awarded in August 2018	92	2982		38.46

AstraZeneca Investment Plan
Share plans
Schedule of shares awarded

	Shares	WAFV	WAFV
	ʼ000	pence	$
Shares awarded in March 2016	84	3923	56.38

AstraZeneca Global Restricted Stock Plan
Share plans
Schedule of shares awarded

	Shares	WAFV	WAFV
	ʼ000	pence	$
Shares awarded in March 2016	2,695	3923	56.38
Shares awarded in August 2016	122	5071	67.16
Shares awarded in March 2017	2,502	4880	61.76
Shares awarded in May 2017	78	5214	68.40
Shares awarded in August 2017	31	4468	58.22
Shares awarded in November 2017	77	4942	66.24
Shares awarded in March 2018	4,474	4853	69.24
Shares awarded in August 2018	40	5964	76.92
Shares awarded in November 2018	3	6300	82.86

AstraZeneca Restricted Share Plan
Share plans
Schedule of shares awarded

	Shares	WAFV	WAFV
	ʼ000	pence	$
Shares awarded in March 2016	809	3923	56.38
Shares awarded in May 2016	335	3869	57.28
Shares awarded in August 2016	37	5071	67.16
Shares awarded in November 2016	14	4233	53.42
Shares awarded in February 2017	205	4293	55.50
Shares awarded in March 2017	134	4880	61.76
Shares awarded in May 2017	8	5214	68.40
Shares awarded in August 2017	26	4468	58.22
Shares awarded in September 2017	31	4765	65.60
Shares awarded in November 2017	23	4942	66.24
Shares awarded in March 2018	148	4853	69.24
Shares awarded in May 2018	45	5301	72.84
Shares awarded in August 2018	37	5964	76.92
Shares awarded in November 2018	38	6300	82.86

Astrazeneca Extended Incentive Plan
Share plans
Schedule of shares awarded

	Shares	WAFV	WAFV
	ʼ000	pence	$
Shares awarded in March 2018	163	4853	69.24
Shares awarded in August 2018	116	5964	76.92
Shares awarded in November 2018	24	6300	82.86